Nature of business and organization - Additional information (Details)					6 Months Ended	12 Months Ended
	Apr. 11, 2020 shares	Apr. 03, 2020 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) store	Jul. 02, 2018 CNY (¥) store	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) agreement $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Sep. 03, 2020	Dec. 12, 2019	May 31, 2019	May 10, 2019 $ / shares	May 31, 2018
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01	$ 0.01	$ 0.01
Number of contractual agreements | agreement						5
(Accumulated deficit) retained earnings | $					$ (38,574,620)	$ (38,574,620)	$ 7,034,899
Net (loss) income | $						$ (47,082,967)	$ (4,399,533)	$ 4,363,591
Initial public offering
Common Stock, Par or Stated Value Per Share | $ / shares												$ 100
China Meitai
Ownership interest					51.00%	51.00%							97.70%
Xiangtai Cayman
Equity interest					51.00%	51.00%
Agreement term					20 years
JMC
Equity interest					51.00%	51.00%
Shareholders of Silanchi
Equity interest									100.00%	98.00%
Equity Option Agreement | JMC
Equity interest					51.00%	51.00%
JMC
Percentage of after-tax net income payable to the company as service fee (as a percent)						51.00%
Percentage of losses obligated by the company to absorb (as a percent)						51.00%
Ownership interest prior to acquisition pledged by the existing shareholder (as a percent)					51.00%	51.00%
Expected residual returns (as a percent)						51.00%
JMC | Technical consultation and services agreement
Agreement term						20 years
One Major Shareholder | China Meitai
Ownership interest											97.74%		100.00%
China Meitai | Xiangtai Cayman
Ownership interest											62.73%		64.17%
JMC
Issuance of ordinary shares for acquisition | $		$ 2,658,909
Ownership interest to be acquired (as a percent)		51.00%			51.00%	51.00%
Number of shares to be issued (in shares) | shares	1,000,000	2,000,000
Price at which the shares are to be issued (in dollars per share) | $ / shares		$ 1.77
Percentage of after-tax net income payable to the company as service fee (as a percent)		51.00%
JMC | Equity Option Agreement
Ownership interest to be acquired (as a percent)					51.00%	51.00%
CQ Pengmei
Number of Grocery Stores Operated | store			2	2
Issuance of ordinary shares for acquisition			$ 900,000	¥ 5,949,052
Ownership interest to be acquired (as a percent)					100.00%	100.00%
GA Yongpeng
Ownership interest to be acquired (as a percent)					100.00%	100.00%